SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
SHORT-TERM INVESTMENTS.
Held-to-maturity investments	$ 135,355	$ 276,288
Variable-rate financial instruments	936,488	793,275
Available-for-sale securities	22,750	80,044
Short-term investments	$ 1,094,593	$ 1,149,607